U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

February 1, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:          MAINGATE TRUST (the “Trust”)
File Nos: 333-170422 and 811-07881

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of the Trust and its series, the MainGate MLP Fund (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated January 29, 2013, and filed electronically as Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A on January 29, 2013.

If you have any questions regarding the enclosed, please do not hesitate to contact Alia Vasquez at (414) 765-6620 or the undersigned at (414) 765-5586.

Very truly yours,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures